PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT, NET

		Equipment
		and devices
		for	Office
	Computers	leasing and	furniture
	and	for	and	Leasehold
	equipment	internal use	equipment	improvements	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2020	$2,146	$2,101	$481	$326	$5,054
Additions	139	1,028	16	915	2,098
Disposals	(596)	(489)	—	—	(1,085)
Balance as of December 31, 2020	1,689	2,640	497	1,241	6,067

Accumulated depreciation:
Balance as of January 1, 2020	1,753	1,235	360	234	3,582
Depreciation	78	545	17	26	666
Disposals	(596)	(489)	—	—	(1,085)
Balance as of December 31, 2020	1,235	1,291	377	260	3,163

Depreciated balance as of December 31, 2020	$454	$1,349	$120	$981	$2,904

Cost:
Balance as of January 1, 2019	$2,009	$1,527	$476	$326	$4,338
Additions	137	574	5	—	716
Balance as of December 31, 2019	2,146	2,101	481	326	5,054

Accumulated depreciation:
Balance as of January 1, 2019	1,695	854	345	231	3,125
Depreciation	58	381	15	3	457
Balance as of December 31, 2019	1,753	1,235	360	234	3,582

Depreciated balance as of December 31, 2019	$393	$866	$121	$92	$1,472

The Group has assets that have been fully depreciated and are still in use. As of December 31, 2020 and 2019, the original cost of such assets is $2,938 thousand and $3,379 thousand, respectively.